Portfolio of Investments
Touchstone Balanced Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 63.6%
	Information Technology — 17.1%
220,570	Apple, Inc.	$ 36,371,993
54,320	International Business Machines Corp.	7,120,809
149,979	Microsoft Corp.	43,238,946
133,039	Oracle Corp.	12,361,984
62,590	Salesforce, Inc.*	12,504,230
60,000	Texas Instruments, Inc.	11,160,600
33,884	Workday, Inc. - Class A*	6,998,401
		129,756,963
	Health Care — 10.8%
66,655	AmerisourceBergen Corp.	10,672,132
103,668	BioMarin Pharmaceutical, Inc.*	10,080,677
119,771	Bristol-Myers Squibb Co.	8,301,328
49,084	HCA Healthcare, Inc.	12,942,469
94,799	Johnson & Johnson	14,693,845
107,366	Medtronic PLC	8,655,847
34,685	UnitedHealth Group, Inc.	16,391,784
		81,738,082
	Financials — 9.0%
226,643	Bank of America Corp.	6,481,990
72,170	Berkshire Hathaway, Inc. - Class B*	22,283,931
38,457	Goldman Sachs Group, Inc. (The)	12,579,669
6,787	Markel Corp.*	8,669,782
65,367	PayPal Holdings, Inc.*	4,963,970
57,538	Visa, Inc. - Class A	12,972,517
		67,951,859
	Communication Services — 8.3%
221,712	Alphabet, Inc. - Class C*	23,058,048
184,897	AT&T, Inc.	3,559,267
198,666	Comcast Corp. - Class A	7,531,428
43,677	Fox Corp. - Class A	1,487,202
78,378	Meta Platforms, Inc. - Class A*	16,611,433
17,629	Netflix, Inc.*	6,090,467
42,822	Walt Disney Co. (The)*	4,287,767
		62,625,612
	Industrials — 5.9%
39,856	Boeing Co. (The)*	8,466,610
17,319	FedEx Corp.	3,957,218
33,191	Hubbell, Inc.	8,075,702
100,967	Raytheon Technologies Corp.	9,887,698
164,527	Southwest Airlines Co.	5,353,709
101,750	SS&C Technologies Holdings, Inc.	5,745,823
36,255	Stanley Black & Decker, Inc.	2,921,428
		44,408,188
	Consumer Discretionary — 5.4%
43,145	Airbnb, Inc. - Class A*	5,367,238
35,598	Alibaba Group Holding Ltd. (China) ADR*	3,637,404
188,220	Amazon.com, Inc.*	19,441,244
40,973	Hilton Worldwide Holdings, Inc.	5,771,866
65,658	Starbucks Corp.	6,836,967
		41,054,719
	Consumer Staples — 2.9%
220,780	Monster Beverage Corp.*	11,924,328
106,067	Philip Morris International, Inc.	10,315,016
		22,239,344
	Energy — 2.6%
111,879	Exxon Mobil Corp.	12,268,651
146,582	Schlumberger NV	7,197,176
		19,465,827
Shares		Market Value

	Materials — 1.0%
108,662	DuPont de Nemours, Inc.	$ 7,798,672
	Real Estate — 0.6%
32,128	Jones Lang LaSalle, Inc.*	4,674,303
	Total Common Stocks	$481,713,569
Principal Amount
	Corporate Bonds — 12.3%
	Financials — 3.5%
$ 1,217,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,093,498
918,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	893,928
820,000	Ares Capital Corp., 3.250%, 7/15/25	748,603
479,000	Bank of America Corp., 2.687%, 4/22/32	399,473
753,000	Bank of America Corp., 3.705%, 4/24/28	711,353
828,000	Bank of Montreal (Canada), 3.803%, 12/15/32	747,006
790,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	843,034
1,290,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	944,844
1,092,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	875,003
520,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	477,685
699,000	Citigroup, Inc., 3.200%, 10/21/26	658,815
790,000	Citizens Bank NA, 4.575%, 8/9/28	718,151
856,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	756,586
1,657,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.434%, 2/15/27(A)	1,549,791
432,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	408,858
796,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	663,381
1,509,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,429,046
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	637,932
1,175,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	932,645
876,000	JPMorgan Chase & Co., 2.956%, 5/13/31	756,780
902,000	JPMorgan Chase & Co., 3.509%, 1/23/29	844,091
882,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	806,035
1,147,000	Mastercard, Inc., 2.000%, 11/18/31	966,895
998,000	Morgan Stanley, 3.950%, 4/23/27	962,536
663,000	Morgan Stanley, 5.297%, 4/20/37	624,359
779,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	770,249
764,000	Northern Trust Corp., 6.125%, 11/2/32	813,704
1,087,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	867,543
1,269,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.532%, 6/1/28(A)	1,142,562
757,000	Prudential Financial, Inc., 5.125%, 3/1/52	666,986
1,368,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.530%, 5/15/27(A)	1,244,151
858,000	US Bancorp, 4.967%, 7/22/33	808,644
		26,764,167
	Consumer Discretionary — 1.4%
967,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	765,581
77,594	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	71,712
1,316,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,222,616
815,000	Brunswick Corp., 4.400%, 9/15/32	708,753
616,000	Ford Motor Co., 3.250%, 2/12/32	484,288
1,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,189,513
550,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	555,255
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	673,003

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.3% (Continued)
	Consumer Discretionary — (Continued)
$ 573,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	$ 587,010
1,240,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	1,101,120
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	286,226
881,000	Lowe's Cos., Inc., 4.500%, 4/15/30	870,202
1,021,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	915,912
644,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	574,015
954,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	770,262
		10,775,468
	Industrials — 1.1%
792,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	663,906
469,000	Boeing Co. (The), 5.805%, 5/1/50	470,385
887,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	952,828
603,000	Carrier Global Corp., 3.577%, 4/5/50	454,741
595,000	FedEx Corp., 5.100%, 1/15/44	564,939
859,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	763,465
753,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	682,155
743,000	Norfolk Southern Corp., 4.837%, 10/1/41	694,210
867,000	Parker-Hannifin Corp., 4.250%, 9/15/27	850,016
547,000	Roper Technologies, Inc., 2.950%, 9/15/29	488,755
1,533,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,379,923
520,000	WestRock MWV LLC, 8.200%, 1/15/30	606,372
		8,571,695
	Health Care — 1.1%
774,000	AbbVie, Inc., 4.450%, 5/14/46	699,089
679,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	535,322
876,000	Amgen, Inc., 5.150%, 3/2/28	893,692
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	650,199
734,000	CommonSpirit Health, 4.187%, 10/1/49	599,962
686,000	CVS Health Corp., 5.125%, 7/20/45	649,737
847,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	705,545
768,000	Elevance Health, Inc., 4.750%, 2/15/33	771,445
668,000	Eli Lilly & Co., 4.875%, 2/27/53	687,116
812,000	HCA, Inc., 5.375%, 9/1/26	813,975
679,000	Mylan, Inc., 4.550%, 4/15/28	650,174
871,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	740,130
		8,396,386
	Utilities — 1.1%
354,000	AEP Transmission Co. LLC, 5.400%, 3/15/53	366,773
1,251,000	CMS Energy Corp., 4.750%, 6/1/50	1,080,839
502,000	Duke Energy Progress LLC, 4.150%, 12/1/44	432,666
504,000	Edison International, 4.125%, 3/15/28	478,166
823,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	731,243
1,041,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	994,468
638,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.244%, 10/1/66(A)	536,140
1,040,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	707,317
909,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	597,880
739,000	PacifiCorp., 5.750%, 4/1/37	787,235
1,598,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.976%, 5/15/67(A)	1,284,253
		7,996,980
	Information Technology — 1.0%
580,000	Apple, Inc., 4.650%, 2/23/46	583,069
1,309,000	Broadcom, Inc., 4.150%, 11/15/30	1,213,278
Principal Amount		MarketValue

	Information Technology — (Continued)
$ 608,000	Fortinet, Inc., 2.200%, 3/15/31	$ 504,896
1,048,000	Marvell Technology, Inc., 2.950%, 4/15/31	874,620
1,064,000	Microchip Technology, Inc., 0.983%, 9/1/24	1,003,953
544,000	Micron Technology, Inc., 2.703%, 4/15/32	435,346
194,000	Micron Technology, Inc., 6.750%, 11/1/29	206,107
446,000	Microsoft Corp., 3.500%, 2/12/35	423,546
912,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	913,980
365,000	Oracle Corp., 3.600%, 4/1/40	282,722
247,000	Oracle Corp., 4.300%, 7/8/34	225,604
630,000	Visa, Inc., 4.150%, 12/14/35	618,809
		7,285,930
	Energy — 0.9%
549,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	535,754
574,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	597,991
595,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	561,519
1,136,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,078,178
620,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	595,450
600,042	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	469,899
757,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	743,750
763,000	MPLX LP, 4.950%, 3/14/52	660,989
745,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	820,214
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	483,598
		6,547,342
	Communication Services — 0.7%
433,000	AT&T, Inc., 4.500%, 5/15/35	406,187
1,084,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	976,895
577,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	545,924
692,000	Comcast Corp., 4.000%, 3/1/48	584,278
844,000	Netflix, Inc., 6.375%, 5/15/29	906,245
632,000	Paramount Global, 4.200%, 5/19/32	542,392
943,000	T-Mobile USA, Inc., 3.875%, 4/15/30	884,314
877,000	Verizon Communications, Inc., 2.987%, 10/30/56	568,351
		5,414,586
	Real Estate — 0.7%
856,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	811,210
948,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	918,334
939,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	841,378
268,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	166,583
671,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	628,522
794,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	837,259
294,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	260,542
552,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	488,996
		4,952,824
	Consumer Staples — 0.5%
915,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	892,683
884,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	820,632
301,000	Kroger Co. (The), 5.000%, 4/15/42	281,931
850,000	Mars, Inc., 144a, 3.875%, 4/1/39	744,714
870,000	PepsiCo, Inc., 4.450%, 2/15/33	892,276
484,000	Starbucks Corp., 3.350%, 3/12/50	359,059
		3,991,295

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.3% (Continued)
	Materials — 0.3%
$ 600,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	$ 509,555
531,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	398,641
833,000	Celanese US Holdings LLC, 6.165%, 7/15/27	840,685
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	743,819
		2,492,700
	Total Corporate Bonds	$93,189,373
	U.S. Treasury Obligations — 9.8%
5,355,000	U.S. Treasury Bond, 1.750%, 8/15/41	3,870,452
6,349,000	U.S. Treasury Bond, 2.875%, 5/15/52	5,407,314
5,015,000	U.S. Treasury Bond, 3.250%, 5/15/42	4,619,873
4,740,000	U.S. Treasury Bond, 4.000%, 11/15/42	4,861,462
5,394,572	U.S. Treasury Inflation Indexed Notes, 1.500%, 2/15/53	5,471,698
7,000,000	U.S. Treasury Note, 0.250%, 10/31/25	6,377,656
6,834,000	U.S. Treasury Note, 0.750%, 5/31/26	6,211,465
3,195,000	U.S. Treasury Note, 1.500%, 1/31/27	2,938,651
8,691,000	U.S. Treasury Note, 2.750%, 8/15/32	8,170,898
10,630,000	U.S. Treasury Note, 3.500%, 2/15/33	10,638,305
8,045,000	U.S. Treasury Note, 4.000%, 2/29/28	8,182,645
4,024,000	U.S. Treasury Note, 4.125%, 11/15/32	4,224,571
3,275,000	U.S. Treasury Note, 4.375%, 10/31/24	3,277,559
	Total U.S. Treasury Obligations	$74,252,549
	Commercial Mortgage-Backed Securities — 2.7%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	772,542
26,371,579	BANK, Ser 2019-BN21, Class XA, 0.844%, 10/17/52(A)(B)(C)	1,076,989
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	758,955
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	967,803
870,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	703,053
2,520,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,089,657
670,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	565,868
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.891%, 2/15/29(A)	877,519
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,310,665
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,220,455
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	645,313
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,112,395
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	600,145
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	996,876
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 6.134%, 10/15/36(A)	943,813
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 0.115%, 7/10/35(A)(B)(C)	215,808
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	817,659
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 5.954%, 11/15/35(A)	478,116
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.7% (Continued)
$ 1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	$ 1,038,120
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	720,553
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	685,212
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	1,941,331
	Total Commercial Mortgage-Backed Securities	$20,538,847
	U.S. Government Mortgage-Backed Obligations — 2.4%
1,322	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,351
126,371	FHLMC, Pool #G08637, 4.000%, 4/1/45	123,181
753,851	FHLMC, Pool #Q02664, 4.500%, 8/1/41	758,181
1,287,671	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,255,169
635,067	FHLMC, Pool #Q29260, 4.000%, 10/1/44	619,039
1,482,910	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,333,288
41	FNMA, Pool #690305, 5.500%, 3/1/33	41
272,281	FNMA, Pool #725423, 5.500%, 5/1/34	280,714
242,492	FNMA, Pool #725610, 5.500%, 7/1/34	250,047
48,995	FNMA, Pool #748895, 6.000%, 12/1/33	48,968
96,339	FNMA, Pool #AD9193, 5.000%, 9/1/40	98,332
238,361	FNMA, Pool #AH8925, 4.500%, 3/1/41	239,468
292,690	FNMA, Pool #AR9195, 3.000%, 3/1/43	269,597
507,106	FNMA, Pool #BC1809, 3.500%, 5/1/46	477,927
1,809,375	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,497,170
1,991,389	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,719,672
1,886,041	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,562,556
587,884	FNMA, Pool #FM5166, 3.000%, 12/1/50	530,068
512,111	FNMA, Pool #FM5279, 3.500%, 11/1/50	478,828
402,471	FNMA, Pool #FM5468, 2.500%, 1/1/36	373,103
572,307	FNMA, Pool #FM5682, 2.500%, 1/1/51	495,886
1,594,659	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,437,455
1,971,012	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,704,461
1,925,207	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,661,077
668,110	FNMA, Pool #MA4166, 3.000%, 10/1/40	622,008
437,010	GNMA, Pool #5175, 4.500%, 9/20/41	442,223
	Total U.S. Government Mortgage-Backed Obligations	$18,279,810
	Asset-Backed Securities — 2.3%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 6.442%, 4/15/34(A)	962,323
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.700%), 6.508%, 10/20/34(A)	1,438,050
342,195	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	326,464
338,440	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	307,142
1,200,417	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	1,062,777
840,000	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	788,535
302,324	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	280,242
1,019,200	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	955,104
980,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	880,284
375,165	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	348,015

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.3% (Continued)
$ 1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 6.498%, 10/19/34(A)	$ 1,108,437
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	486,217
835,125	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	708,361
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (3M LIBOR +1.650%), 6.442%, 10/15/34(A)	1,454,230
990,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	886,960
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.750%), 6.558%, 10/20/34(A)(D)	1,421,551
357,688	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	318,787
1,310,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,100,604
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.811%, 4/25/55(A)(C)	1,275,931
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	946,752
	Total Asset-Backed Securities	$17,056,766
Shares
Exchange-Traded Fund — 1.5%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	11,514,152
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.2%
$ 98,088	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.556%, 7/25/43(A)(C)	91,975
338,808	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.515%, 6/25/45(A)(C)	317,895
424,156	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.648%, 10/25/45(A)(C)	391,750
188,139	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.398%, 5/25/43(A)(C)	180,368
319,926	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.906%, 1/25/45(A)(C)	298,792
310,132	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.772%, 12/25/44(A)(C)	289,521
1,050,724	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	992,998
1,265,744	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	1,093,968
655,867	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.448%, 1/25/47(A)(C)	556,808
1,106,286	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.583%, 12/25/50(A)(C)	945,911
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,263,373
147,740	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	132,266
885,127	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.757%, 8/25/48(A)(C)	840,578
803,069	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.757%, 8/25/48(A)(C)	762,649
1,254,657	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	1,078,172
	Total Non-Agency Collateralized Mortgage Obligations	$9,237,024
Principal Amount		MarketValue
	Agency Collateralized Mortgage Obligations — 0.8%
$ 515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	$ 383,500
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,257,047
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,246,957
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,674,032
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.455%, 12/25/51(A)(C)	1,221,399
209,059	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	207,102
3,827,649	GNMA, Ser 2012-147, Class IO, 0.550%, 4/16/54(A)(B)(C)	48,648
	Total Agency Collateralized Mortgage Obligations	$6,038,685
	Sovereign Government Obligations — 0.4%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	505,928
750,000	Chile Government International Bond, 3.100%, 1/22/61	487,143
663,000	Colombia Government International Bond, 3.250%, 4/22/32	492,146
725,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	337,010
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	235,144
728,000	Mexico Government International Bond, 3.771%, 5/24/61	490,306
	Total Sovereign Government Obligations	$2,547,677
Shares
	Short-Term Investment Funds — 2.8%
20,859,926	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	20,859,926
539,608	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	539,608
	Total Short-Term Investment Funds	$21,399,534
	Total Investment Securities—99.8% (Cost $658,198,873)	$755,767,986
	Other Assets in Excess of Liabilities — 0.2%	1,376,457
	Net Assets — 100.0%	$757,144,443
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $524,163.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.

Touchstone Balanced Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $55,416,012 or 7.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$481,713,569	$—	$—	$481,713,569
Corporate Bonds	—	93,189,373	—	93,189,373
U.S. Treasury Obligations	—	74,252,549	—	74,252,549
Commercial Mortgage-Backed Securities	—	20,538,847	—	20,538,847
U.S. Government Mortgage-Backed Obligations	—	18,279,810	—	18,279,810
Asset-Backed Securities	—	17,056,766	—	17,056,766
Exchange-Traded Fund	11,514,152	—	—	11,514,152
Non-Agency Collateralized Mortgage Obligations	—	9,237,024	—	9,237,024
Agency Collateralized Mortgage Obligations	—	6,038,685	—	6,038,685
Sovereign Government Obligations	—	2,547,677	—	2,547,677
Short-Term Investment Funds	21,399,534	—	—	21,399,534
Other Financial Instruments
Swap Agreements
Credit contracts	—	101,264	—	101,264
Total Assets	$514,627,255	$241,241,995	$—	$755,869,250
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(92,752)	$—	$—	$(92,752)
Total Liabilities	$(92,752)	$—	$—	$(92,752)
Total	$514,534,503	$241,241,995	$—	$755,776,498

Futures Contracts
At March 31, 2023, $373,833 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Short Futures:
10-Year U.S. Ultra Long Term Treasury Bond	6/21/2023	102	$12,356,344	$(85,522)
Long Futures:
2-Year U.S. Treasury Note	6/30/2023	247	50,993,922	(7,230)
				$(92,752)

Touchstone Balanced Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/27	$10,220,000	5.000%	ICE	Markit CDX North America High Yield Series 39 5Y Index	$(120,612)	$(221,876)	$101,264
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 77.4%
$ 500,000	Alaska Municipal Bond Bank Auth., Revenue, 5.000%, 12/01/33	$ 583,054
500,000	American Municipal Power Inc, Revenue, 5.000%, 02/15/35	567,669
500,000	Atlanta, GA, Water & Wastewater Revenue Ser C, 5.000%, 11/01/23	507,024
550,000	Barry County, MO, COP, 5.000%, 10/01/37	586,459
500,000	Chicago, IL, Wastewater Transmission Revenue Ser C, 5.000%, 01/01/26	516,945
525,000	Citizens Property Insurance, Inc., Revenue, 5.000%, 06/01/25	542,869
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	434,337
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	543,102
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	458,385
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	551,296
500,000	Colorado River Municipal Water District, Revenue, 5.000%, 01/01/25	519,916
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	537,649
700,000	County of Miami-Dade FL Aviation Revenue, Revenue Ser A, 5.000%, 10/01/33	803,764
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	524,759
500,000	County of Miami-Dade FL Water & Sewer System Revenue, 5.000%, 10/01/28	567,921
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	525,362
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	783,993
500,000	Ferris State University, Revenue Ser A, 5.000%, 10/01/23	505,380
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	513,497
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	485,839
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	561,433
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	567,416
500,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/31	578,538
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	368,958
500,000	Hamilton County, OH, 5.000%, 02/01/30	502,441
500,000	Hamilton County, OH, 5.000%, 08/15/40	531,381
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,041,673
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	485,688
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	570,866
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	547,184
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	536,035
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	730,635
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	521,175
525,000	Jacksonville, FL, Revenue Ser R, 5.000%, 10/01/35	600,461
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	587,855
500,000	Kentucky State Property & Building Commission, Revenue Ser A, 5.000%, 11/01/23	506,765
Principal Amount		Market Value

$ 500,000	Kentucky State Property & Building Commission, Revenue Ser B, 5.000%, 11/01/23	$ 506,765
500,000	Los Angeles, CA, Wastewater System Revenue Ser C, 5.000%, 06/01/25	528,253
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	542,306
500,000	Louisiana Public Fac. Auth., Revenue Ser A, 5.000%, 10/15/37	565,875
500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	508,106
500,000	Maryland Stadium Auth., Revenue, 5.000%, 06/01/28	561,877
555,000	Massachusetts School Building Auth., Revenue Ser A, 5.000%, 08/15/45	608,342
500,000	Medford Hospital Fac. Auth., Revenue Ser A, 5.000%, 08/15/27	545,423
500,000	Michigan Finance Auth., Revenue, 5.000%, 04/15/28	556,908
500,000	Michigan Finance Authority, Revenue, 5.000%, 06/01/32	544,026
500,000	Michigan State Building Auth., Revenue, 5.000%, 04/15/34	523,950
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	559,298
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	559,797
500,000	Municipal Electric Authority of Georgia, 5.000%, 07/01/52	518,017
500,000	New Jersey Transportation Trust Fund Authority, Revenue, 5.000%, 06/15/45	525,810
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	537,635
500,000	New York State Dormitory Auth., Revenue, 5.000%, 05/01/52	525,754
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	442,753
500,000	North Kent Sewer Auth., Revenue, 5.000%, 11/01/23	506,363
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	514,945
500,000	Oregon State Fac. Auth., Revenue Ser A, 5.000%, 06/01/52	521,703
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	533,677
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	566,346
695,000	Pennsylvania Turnpike Commission, Revenue, 5.000%, 12/01/44	731,326
500,000	Philadelphia Auth. for Industrial Development, Revenue, 5.250%, 11/01/47	540,770
500,000	Pittsburg Successor Agency Redevelopment Agency, 5.000%, 08/01/23	503,618
500,000	Polaris Career Center COP, 5.000%, 11/01/35	525,698
500,000	Regional Transportation District, Revenue, 5.000%, 01/15/29	540,380
500,000	Regional Transportation District, Revenue, 5.000%, 01/15/31	550,923
555,000	School District of Broward County, COP Ser B, 5.000%, 07/01/36	643,677
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	466,679
585,000	South Wayne County Water and Sewer Authority, Revenue Ser S, 4.000%, 02/15/37	602,956
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	554,220
400,000	State of Ohio, 4.000%, 11/15/40	375,530
500,000	Tobacco Settlement Financing Corp, Revenue, 5.000%, 06/01/30	541,549
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	459,215

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 77.4% (Continued)
$ 500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	$ 563,840
620,000	Walton County District School Board, COP, 5.000%, 07/01/25	642,868
500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	535,890
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	233,151
	Total Fixed Rate Revenue Bonds	$41,613,943
	General Obligation Bonds – 20.6%
500,000	Albuquerque Municipal School District No 12, UTGO Ser A, 5.000%, 08/01/35	573,729
500,000	Chicago Board of Education, UTGO, 4.000%, 12/01/47	422,059
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	539,228
500,000	Clark County School District, LTGO Ser D, 5.000%, 06/15/24	513,869
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	549,943
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	163,630
500,000	Grand Rapids Public Schools, UTGO, 5.000%, 05/01/25	521,465
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	533,977
500,000	Indianapolis Board of School Commissioners, LTGO, 5.000%, 07/15/24	514,362
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	527,421
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	682,686
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	534,362
510,000	Novi Community School District, UTGO Ser I, 5.000%, 05/01/42	557,585
650,000	Romulus Community Schools, Revenue Ser A, 4.000%, 05/01/23	650,595
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	513,862
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	462,385
500,000	Sterling Heights, MI, LTGO, 5.000%, 04/01/29	569,028
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,042,859
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	518,276
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	676,623
	Total General Obligation Bonds	$11,067,944
Shares		Market Value
	Short-Term Investment Fund — 1.9%
1,028,098	Dreyfus Government Cash Management Institutional Shares, 4.710%∞Ω	$ 1,028,098
	Total Investment Securities—99.9% (Cost $54,905,139)	$53,709,985
	Other Assets in Excess of Liabilities — 0.1%	$51,081
	Net Assets — 100.0%	$53,761,066
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,681,887	$—	$52,681,887
Short-Term Investment Fund	1,028,098	—	—	1,028,098
Total	$1,028,098	$52,681,887	$—	$53,709,985
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 92.4%
	France — 18.1%
	Communication Services — 2.7%
142,000	JCDecaux SE*	$ 2,978,471
	Consumer Discretionary — 8.2%
100,500	Accor SA*	3,267,363
113,100	Cie Generale des Etablissements Michelin SCA	3,457,273
2,500	LVMH Moet Hennessy Louis Vuitton SE	2,294,772
	Consumer Staples — 1.6%
8,100	Pernod Ricard SA	1,834,091
	Energy — 3.3%
61,100	TotalEnergies SE	3,602,684
	Financials — 2.3%
42,500	Edenred	2,515,352
	Total France	19,950,006
	United Kingdom — 13.3%
	Communication Services — 1.4%
214,600	Rightmove PLC	1,493,755
	Health Care — 3.1%
1,201,100	ConvaTec Group PLC, 144a	3,394,088
	Industrials — 5.0%
52,500	Bunzl PLC	1,983,062
178,300	Howden Joinery Group PLC	1,539,535
522,000	Rotork PLC	2,034,005
	Information Technology — 2.4%
58,400	Spectris PLC	2,649,688
	Real Estate — 1.4%
1,046,437	Foxtons Group PLC	519,581
86,900	Savills PLC	1,060,403
	Total United Kingdom	14,674,117
	Switzerland — 9.8%
	Consumer Staples — 2.7%
25,000	Nestle SA	3,048,264
	Health Care — 7.1%
31,300	Alcon, Inc.	2,221,910
32,500	Novartis AG	2,984,103
9,000	Roche Holding AG	2,571,683
	Total Switzerland	10,825,960
	Germany — 9.3%
	Health Care — 2.2%
87,900	Fresenius SE & Co. KGaA	2,373,586
	Industrials — 2.2%
32,600	Brenntag SE	2,453,353
	Information Technology — 2.5%
22,100	SAP SE	2,790,579
	Materials — 2.4%
76,400	FUCHS PETROLUB SE	2,614,924
	Total Germany	10,232,442
	United States — 7.5%
	Health Care — 5.8%
40,100	Medtronic PLC	3,232,862
29,000	Sanofi	3,145,883
	Industrials — 1.7%
58,300	Experian PLC	1,919,687
	Total United States	8,298,432
Shares		Market Value

	Canada — 5.2%
	Materials — 5.2%
38,900	Agnico Eagle Mines Ltd.	$ 1,983,137
199,100	Barrick Gold Corp.	3,696,204
	Total Canada	5,679,341
	Mexico — 4.6%
	Communication Services — 1.7%
756,187	Megacable Holdings SAB de CV	1,934,530
	Consumer Staples — 2.9%
1,496,400	Kimberly-Clark de Mexico SAB de CV - Class A	3,154,730
	Total Mexico	5,089,260
	Japan — 4.6%
	Consumer Discretionary — 2.4%
153,400	USS Co. Ltd.	2,661,427
	Industrials — 2.2%
66,500	FANUC Corp.	2,401,461
	Total Japan	5,062,888
	Netherlands — 3.7%
	Health Care — 2.1%
127,900	Koninklijke Philips NV	2,349,126
	Information Technology — 1.6%
2,500	ASML Holding NV	1,703,620
	Total Netherlands	4,052,746
	Hong Kong — 2.6%
	Consumer Discretionary — 2.6%
428,000	Galaxy Entertainment Group Ltd.*	2,862,963
	Greece — 2.3%
	Consumer Discretionary — 2.3%
156,000	OPAP SA	2,502,078
	Brazil — 2.2%
	Financials — 2.2%
276,600	Pagseguro Digital Ltd. - Class A*	2,370,462
	South Korea — 2.1%
	Information Technology — 2.1%
45,800	Samsung Electronics Co. Ltd.	2,264,854
	Norway — 1.7%
	Energy — 1.7%
102,900	TGS ASA	1,851,594
	Taiwan — 1.6%
	Information Technology — 1.6%
19,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,776,682
	India — 1.4%
	Communication Services — 1.4%
855,900	Indus Towers Ltd.	1,492,103
	Spain — 1.2%
	Industrials — 1.2%
29,800	Befesa SA, 144a	1,354,137
	Tanzania — 1.1%
	Communication Services — 1.1%
930,000	Helios Towers PLC*	1,197,727

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 92.4% (Continued)
	China — 0.1%
	Consumer Discretionary — 0.1%
5,190	Meituan - Class B, 144a*	$ 94,158
	Total Common Stocks	$101,631,950
	Short-Term Investment Fund — 6.7%
7,328,974	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	7,328,974
	Total Investment Securities — 99.1% (Cost $97,240,152)	$108,960,924
	Other Assets in Excess of Liabilities — 0.9%	990,002
	Net Assets — 100.0%	$109,950,926
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $4,842,383 or 4.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$19,950,006	$—	$19,950,006
United Kingdom	519,581	14,154,536	—	14,674,117
Switzerland	—	10,825,960	—	10,825,960
Germany	—	10,232,442	—	10,232,442
United States	3,232,862	5,065,570	—	8,298,432
Canada	5,679,341	—	—	5,679,341
Mexico	5,089,260	—	—	5,089,260
Japan	—	5,062,888	—	5,062,888
Netherlands	—	4,052,746	—	4,052,746
Hong Kong	—	2,862,963	—	2,862,963
Greece	—	2,502,078	—	2,502,078
Brazil	2,370,462	—	—	2,370,462
South Korea	—	2,264,854	—	2,264,854
Norway	—	1,851,594	—	1,851,594
Taiwan	1,776,682	—	—	1,776,682
India	—	1,492,103	—	1,492,103
Spain	—	1,354,137	—	1,354,137
Tanzania	1,197,727	—	—	1,197,727
China	—	94,158	—	94,158
Short-Term Investment Fund	7,328,974	—	—	7,328,974
Total	$27,194,889	$81,766,035	$—	$108,960,924
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	United Kingdom — 14.9%
	Consumer Discretionary — 3.3%
129,725	Entain PLC	$ 2,014,646
	Health Care — 7.3%
31,560	AstraZeneca PLC	4,372,775
	Information Technology — 4.3%
24,090	Endava PLC ADR*	1,618,366
56,200	Kainos Group PLC	958,118
	Total United Kingdom	8,963,905
	India — 14.2%
	Financials — 10.7%
50,430	HDFC Bank Ltd. ADR	3,362,168
143,230	ICICI Bank Ltd. ADR	3,090,904
	Information Technology — 3.5%
21,900	LTIMindtree Ltd., 144a	1,275,288
21,545	Tata Consultancy Services Ltd.	844,518
	Total India	8,572,878
	Canada — 11.5%
	Consumer Discretionary — 3.4%
34,250	Dollarama, Inc.	2,046,890
	Financials — 5.5%
18,930	Bank of Montreal	1,686,122
5,940	Royal Bank of Canada	568,069
17,120	Toronto-Dominion Bank (The)	1,025,426
	Industrials — 2.6%
69,650	CAE, Inc.*	1,574,920
	Total Canada	6,901,427
	Switzerland — 9.8%
	Consumer Staples — 2.4%
53,300	Coca-Cola HBC AG	1,459,099
	Health Care — 7.4%
24,580	Alcon, Inc.	1,744,874
4,980	Sonova Holding AG	1,469,044
8,260	Straumann Holding AG	1,238,873
	Total Switzerland	5,911,890
	France — 6.4%
	Information Technology — 6.4%
20,880	Capgemini SE	3,880,246
	Israel — 5.6%
	Information Technology — 5.6%
14,730	Nice Ltd. ADR*	3,371,550
	Germany — 5.4%
	Communication Services — 2.5%
28,780	Stroeer SE & Co. KGaA	1,520,317
	Information Technology — 2.9%
13,510	SAP SE	1,705,915
	Total Germany	3,226,232
	Sweden — 5.0%
	Consumer Discretionary — 5.0%
22,650	Evolution AB, 144a	3,034,612
	Netherlands — 4.7%
	Information Technology — 4.7%
4,144	ASML Holding NV	2,823,921
Shares		Market Value

	United States — 4.1%
	Information Technology — 4.1%
5,400	Accenture PLC - Class A	$ 1,543,374
3,165	Microsoft Corp.	912,470
	Total United States	2,455,844
	Spain — 3.5%
	Consumer Discretionary — 1.1%
9,270	Amadeus IT Group SA*	621,864
	Health Care — 2.4%
147,250	Grifols SA*	1,457,518
	Total Spain	2,079,382
	Argentina — 3.4%
	Information Technology — 3.4%
12,400	Globant SA*	2,033,724
	Singapore — 3.1%
	Financials — 3.1%
74,500	DBS Group Holdings Ltd.	1,852,200
	Taiwan — 2.7%
	Information Technology — 2.7%
17,770	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,652,965
	Indonesia — 2.1%
	Financials — 2.1%
1,838,300	Bank Mandiri Persero Tbk PT	1,265,939
	Italy — 1.9%
	Financials — 1.9%
139,390	Nexi SpA, 144a*	1,132,842
	Total Common Stocks	$59,159,557
	Short-Term Investment Fund — 1.5%
869,941	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	869,941
	Total Investment Securities — 99.8% (Cost $56,005,444)	$60,029,498
	Other Assets in Excess of Liabilities — 0.2%	131,976
	Net Assets — 100.0%	$60,161,474
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $5,442,742 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$2,576,484	$6,387,421	$—	$8,963,905
India	6,453,072	2,119,806	—	8,572,878
Canada	6,901,427	—	—	6,901,427
Switzerland	—	5,911,890	—	5,911,890
France	—	3,880,246	—	3,880,246
Israel	3,371,550	—	—	3,371,550
Germany	—	3,226,232	—	3,226,232
Sweden	—	3,034,612	—	3,034,612
Netherlands	—	2,823,921	—	2,823,921
United States	2,455,844	—	—	2,455,844
Spain	—	2,079,382	—	2,079,382
Argentina	2,033,724	—	—	2,033,724
Singapore	—	1,852,200	—	1,852,200
Taiwan	1,652,965	—	—	1,652,965
Indonesia	—	1,265,939	—	1,265,939
Italy	—	1,132,842	—	1,132,842
Short-Term Investment Fund	869,941	—	—	869,941
Total	$26,315,007	$33,714,491	$—	$60,029,498
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 95.4%
	Information Technology — 25.6%
1,194,116	Apple, Inc.	$ 196,909,728
278,071	International Business Machines Corp.	36,452,327
799,538	Microsoft Corp.	230,506,805
701,356	Oracle Corp.	65,170,000
321,608	Salesforce, Inc.*	64,250,846
315,055	Texas Instruments, Inc.	58,603,381
174,337	Workday, Inc. - Class A*	36,007,564
		687,900,651
	Health Care — 15.9%
348,761	AmerisourceBergen Corp.	55,840,124
526,434	BioMarin Pharmaceutical, Inc.*	51,190,442
625,653	Bristol-Myers Squibb Co.	43,364,009
244,688	HCA Healthcare, Inc.	64,519,332
517,873	Johnson & Johnson	80,270,315
573,684	Medtronic PLC	46,250,404
179,842	UnitedHealth Group, Inc.	84,991,531
		426,426,157
	Financials — 13.9%
1,968,763	Bank of America Corp.	56,306,622
386,061	Berkshire Hathaway, Inc. - Class B*	119,204,055
193,410	Goldman Sachs Group, Inc. (The)	63,266,345
33,943	Markel Corp.*	43,359,128
341,804	PayPal Holdings, Inc.*	25,956,596
292,038	Visa, Inc. - Class A	65,842,887
		373,935,633
	Communication Services — 12.3%
1,203,407	Alphabet, Inc. - Class C*	125,154,328
1,011,459	AT&T, Inc.	19,470,586
1,046,326	Comcast Corp. - Class A	39,666,218
246,424	Fox Corp. - Class A	8,390,737
387,355	Meta Platforms, Inc. - Class A*	82,096,019
90,837	Netflix, Inc.*	31,382,367
236,159	Walt Disney Co. (The)*	23,646,601
		329,806,856
	Industrials — 9.0%
197,301	Boeing Co. (The)*	41,912,651
20,046	Deere & Co.	8,276,592
94,428	FedEx Corp.	21,575,854
176,673	Hubbell, Inc.	42,986,308
554,763	Raytheon Technologies Corp.	54,327,941
820,086	Southwest Airlines Co.	26,685,598
571,750	SS&C Technologies Holdings, Inc.	32,286,723
191,111	Stanley Black & Decker, Inc.	15,399,724
		243,451,391
	Consumer Discretionary — 7.7%
222,780	Airbnb, Inc. - Class A*	27,713,832
180,099	Alibaba Group Holding Ltd. (China) ADR*	18,402,516
Shares		Market Value

	Consumer Discretionary — (Continued)
955,520	Amazon.com, Inc.*	$ 98,695,661
206,817	Hilton Worldwide Holdings, Inc.	29,134,311
327,273	Starbucks Corp.	34,078,937
		208,025,257
	Consumer Staples — 4.4%
1,109,528	Monster Beverage Corp.*	59,925,607
594,112	Philip Morris International, Inc.	57,777,392
		117,702,999
	Energy — 4.0%
614,529	Exxon Mobil Corp.	67,389,250
801,837	Schlumberger NV	39,370,197
		106,759,447
	Materials — 1.6%
613,323	DuPont de Nemours, Inc.	44,018,192
	Real Estate — 1.0%
188,994	Jones Lang LaSalle, Inc.*	27,496,737
	Total Common Stocks	$2,565,523,320
	Short-Term Investment Fund — 4.6%
124,700,263	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	124,700,263
	Total Investment Securities—100.0% (Cost $1,745,723,154)	$2,690,223,583
	Liabilities in Excess of Other Assets — (0.0%)	(710,051)
	Net Assets — 100.0%	$2,689,513,532
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,565,523,320	$—	$—	$2,565,523,320
Short-Term Investment Fund	124,700,263	—	—	124,700,263
Total	$2,690,223,583	$—	$—	$2,690,223,583
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Financials — 25.4%
59,155	Berkshire Hathaway, Inc. - Class B*	$ 18,265,289
17,880	BlackRock, Inc.	11,963,866
158,604	Charles Schwab Corp. (The)	8,307,677
78,351	Fiserv, Inc.*	8,856,014
73,251	Progressive Corp. (The)	10,479,288
47,861	Visa, Inc. - Class A	10,790,741
		68,662,875
	Consumer Discretionary — 16.4%
67,751	CarMax, Inc.*	4,355,034
32,256	Home Depot, Inc. (The)	9,519,391
27,638	Lowe's Cos., Inc.	5,526,771
17,201	O'Reilly Automotive, Inc.*	14,603,305
99,547	Starbucks Corp.	10,365,829
		44,370,330
	Information Technology — 13.4%
113,109	Apple, Inc.	18,651,674
126,606	Cisco Systems, Inc.	6,618,330
58,112	Texas Instruments, Inc.	10,809,413
		36,079,417
	Consumer Staples — 9.5%
193,958	Altria Group, Inc.	8,654,406
89,964	Church & Dwight Co., Inc.	7,953,717
74,984	Nestle SA (Switzerland) ADR	9,124,803
		25,732,926
	Materials — 9.3%
27,917	Air Products & Chemicals, Inc.	8,018,041
28,051	Martin Marietta Materials, Inc.	9,959,788
19,468	NewMarket Corp.	7,105,431
		25,083,260
	Industrials — 9.1%
38,307	FedEx Corp.	8,752,766
38,290	Norfolk Southern Corp.	8,117,480
22,631	Old Dominion Freight Line, Inc.	7,713,550
		24,583,796
	Communication Services — 6.8%
130,825	Alphabet, Inc. - Class C*	13,605,800
121,947	Verizon Communications, Inc.	4,742,519
		18,348,319
Shares		Market Value

	Health Care — 4.6%
44,656	Johnson & Johnson	$ 6,921,680
137,177	Pfizer, Inc.	5,596,822
		12,518,502
	Energy — 3.4%
56,225	Chevron Corp.	9,173,671
	Total Common Stocks	$264,553,096
	Short-Term Investment Fund — 2.1%
5,722,747	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	5,722,747
	Total Investment Securities—100.0% (Cost $171,811,323)	$270,275,843
	Liabilities in Excess of Other Assets — (0.0%)	(25,524)
	Net Assets — 100.0%	$270,250,319
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$264,553,096	$—	$—	$264,553,096
Short-Term Investment Fund	5,722,747	—	—	5,722,747
Total	$270,275,843	$—	$—	$270,275,843
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Information Technology — 48.2%
23,700	Accenture PLC - Class A	$ 6,773,697
19,503	Adobe, Inc.*	7,515,871
23,345	Arista Networks, Inc.*	3,918,692
9,620	ASML Holding NV (Netherlands)	6,548,430
28,771	Autodesk, Inc.*	5,988,971
26,997	Entegris, Inc.	2,214,024
23,841	EPAM Systems, Inc.*	7,128,459
15,983	Intuit, Inc.	7,125,701
64,837	Microsoft Corp.	18,692,507
19,435	NVIDIA Corp.	5,398,460
16,727	SolarEdge Technologies, Inc.*	5,084,172
		76,388,984
	Financials — 19.6%
4,780	Aon PLC - Class A	1,507,086
48,053	Charles Schwab Corp. (The)	2,517,016
37,000	Fiserv, Inc.*	4,182,110
22,197	FleetCor Technologies, Inc.*	4,680,238
8,709	Mastercard, Inc. - Class A	3,164,938
87,850	PayPal Holdings, Inc.*	6,671,329
37,153	Visa, Inc. - Class A	8,376,515
		31,099,232
	Health Care — 10.6%
58,258	AstraZeneca PLC (United Kingdom) ADR	4,043,688
107,200	Boston Scientific Corp.*	5,363,216
34,275	Neurocrine Biosciences, Inc.*	3,469,316
8,399	UnitedHealth Group, Inc.	3,969,283
		16,845,503
	Consumer Discretionary — 8.0%
90,736	Amazon.com, Inc.*	9,372,121
16,318	Burlington Stores, Inc.*	3,297,868
		12,669,989
	Communication Services — 5.2%
80,300	Alphabet, Inc. - Class A*	8,329,519
	Consumer Staples — 2.5%
72,784	Monster Beverage Corp.*	3,931,064
Shares		Market Value

	Industrials — 2.5%
17,525	Automatic Data Processing, Inc.	$ 3,901,591
	Materials — 2.3%
10,439	Linde PLC	3,710,438
	Total Common Stocks	$156,876,320
	Short-Term Investment Fund — 0.9%
1,446,041	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	1,446,041
	Total Investment Securities—99.8% (Cost $120,388,852)	$158,322,361
	Other Assets in Excess of Liabilities — 0.2%	267,884
	Net Assets — 100.0%	$158,590,245
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$156,876,320	$—	$—	$156,876,320
Short-Term Investment Fund	1,446,041	—	—	1,446,041
Total	$158,322,361	$—	$—	$158,322,361
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Industrials — 23.0%
120,122	ASGN, Inc.*	$ 9,930,486
105,525	Clean Harbors, Inc. *	15,043,644
88,987	Crane Holdings Co.	10,100,024
60,738	Curtiss-Wright Corp.	10,705,680
86,897	EMCOR Group, Inc.	14,128,583
112,488	ESCO Technologies, Inc.	10,736,980
65,147	ExlService Holdings, Inc.*	10,542,739
184,939	Federal Signal Corp.	10,025,543
102,478	Forward Air Corp.	11,043,029
116,072	ITT, Inc.	10,017,014
398,287	KBR, Inc.	21,925,699
266,828	MAXIMUS, Inc.	20,999,364
66,116	Quanta Services, Inc.	11,017,570
238,395	WNS Holdings Ltd. (India) ADR*	22,211,262
465,303	Zurn Elkay Water Solutions Corp.	9,938,872
		198,366,489
	Health Care — 19.5%
122,712	Amedisys, Inc.*	9,025,468
134,350	Bio-Techne Corp.	9,967,427
436,716	Certara, Inc.*	10,529,223
20,180	Chemed Corp.	10,851,795
175,822	Encompass Health Corp.	9,511,970
161,810	Ensign Group, Inc. (The)	15,459,327
245,233	Globus Medical, Inc. - Class A*	13,889,997
321,805	Inmode Ltd.*	10,284,888
187,541	Integra LifeSciences Holdings Corp.*	10,766,729
153,864	Merit Medical Systems, Inc.*	11,378,243
791,047	NextGen Healthcare, Inc.*	13,772,128
446,250	Premier, Inc. - Class A	14,445,112
282,823	Progyny, Inc.*	9,084,275
112,247	QuidelOrtho Corp.*	10,000,085
742,026	Veradigm, Inc.*	9,683,439
		168,650,106
	Consumer Discretionary — 15.8%
90,979	Fox Factory Holding Corp.*	11,042,121
375,856	Frontdoor, Inc.*	10,478,865
93,975	Grand Canyon Education, Inc.*	10,703,753
769,921	Leslie's, Inc.*	8,476,830
342,953	Malibu Boats, Inc. - Class A*	19,359,697
124,303	Oxford Industries, Inc.	13,125,154
162,617	Skyline Champion Corp.*	12,233,677
580,994	Steven Madden Ltd.	20,915,784
106,030	Texas Roadhouse, Inc.	11,457,602
50,277	TopBuild Corp.*	10,464,655
440,855	Zumiez, Inc.*	8,129,366
		136,387,504
	Information Technology — 11.3%
96,829	Advanced Energy Industries, Inc.	9,489,242
542,193	Box, Inc. - Class A*	14,525,351
1,203,477	CCC Intelligent Solutions Holdings, Inc.*	10,795,189
179,845	CommVault Systems, Inc.*	10,204,405
320,037	Digi International, Inc.*	10,778,846
223,813	Onto Innovation, Inc.*	19,668,686
73,496	SPS Commerce, Inc.*	11,193,441
293,060	Verint Systems, Inc.*	10,913,554
		97,568,714
	Real Estate — 9.8%
148,767	Agree Realty Corp. REIT	10,206,904
432,010	Apple Hospitality REIT, Inc.	6,704,795
Shares		Market Value

	Real Estate — (Continued)
86,324	Colliers International Group, Inc. (Canada)	$ 9,111,498
855,455	Corporate Office Properties Trust REIT	20,282,838
516,281	Healthcare Realty Trust, Inc. REIT	9,979,712
671,787	Kite Realty Group Trust REIT	14,053,784
411,749	STAG Industrial, Inc. REIT	13,925,351
		84,264,882
	Financials — 9.4%
184,197	Banner Corp.	10,014,791
84,080	Evercore, Inc. - Class A	9,701,150
1,593,749	FNB Corp.	18,487,488
604,932	Home BancShares, Inc.	13,133,074
374,123	Pacific Premier Bancorp, Inc.	8,986,435
523,521	Webster Financial Corp.	20,637,198
		80,960,136
	Materials — 4.2%
102,688	Ashland, Inc.	10,547,085
75,692	Eagle Materials, Inc.	11,107,801
264,363	Silgan Holdings, Inc.	14,188,362
		35,843,248
	Communication Services — 2.9%
779,431	Cargurus, Inc.*	14,559,771
137,751	Ziff Davis, Inc.*	10,751,466
		25,311,237
	Energy — 2.3%
189,870	Cactus, Inc. - Class A	7,828,340
445,687	ChampionX Corp.	12,091,488
		19,919,828
	Total Common Stocks	$847,272,144
	Short-Term Investment Fund — 1.6%
13,781,628	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	13,781,628
	Total Investment Securities—99.8% (Cost $699,464,330)	$861,053,772
	Other Assets in Excess of Liabilities — 0.2%	1,954,052
	Net Assets — 100.0%	$863,007,824
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$847,272,144	$—	$—	$847,272,144
Short-Term Investment Fund	13,781,628	—	—	13,781,628
Total	$861,053,772	$—	$—	$861,053,772
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	Financials — 18.9%
48,296	American Express Co.	$ 7,966,425
183,567	American International Group, Inc.	9,244,434
293,077	Fidelity National Information Services, Inc.	15,922,874
92,074	M&T Bank Corp.	11,009,288
95,806	Northern Trust Corp.	8,443,383
80,798	The Allstate Corp.	8,953,226
271,811	US Bancorp	9,798,787
369,405	Wells Fargo & Co.	13,808,359
34,403	Willis Towers Watson PLC	7,994,569
		93,141,345
	Health Care — 16.5%
369,441	Avantor, Inc.*	7,809,983
139,848	CVS Health Corp.	10,392,105
32,313	Elevance Health, Inc.	14,857,840
101,096	Medtronic PLC	8,150,359
158,304	Merck & Co., Inc.	16,841,963
275,340	Perrigo Co. PLC	9,876,446
28,232	UnitedHealth Group, Inc.	13,342,161
		81,270,857
	Energy — 13.1%
177,920	Enbridge, Inc. (Canada)	6,787,648
397,120	Halliburton Co.	12,564,877
118,560	Hess Corp.	15,690,230
138,571	Phillips 66	14,048,328
57,200	Pioneer Natural Resources	11,682,528
29,222	Valero Energy Corp.	4,079,391
		64,853,002
	Industrials — 9.3%
109,719	AECOM	9,251,506
11,450	Deere & Co.	4,727,476
83,227	JB Hunt Transport Services, Inc.	14,603,009
89,203	Stanley Black & Decker, Inc.	7,187,978
703,150	Vertiv Holdings Co.	10,062,077
		45,832,046
	Consumer Discretionary — 8.1%
97,252	Aptiv PLC*	10,910,702
349,756	Aramark	12,521,265
172,719	Las Vegas Sands Corp.*	9,922,706
29,072	Lithia Motors, Inc.	6,655,453
		40,010,126
	Information Technology — 7.9%
21,974	Broadcom, Inc.	14,097,200
125,950	Cognizant Technology Solutions Corp. - Class A	7,674,133
94,165	Oracle Corp.	8,749,812
64,488	QUALCOMM, Inc.	8,227,379
		38,748,524
	Materials — 7.4%
56,813	Air Products & Chemicals, Inc.	16,317,262
Shares		Market Value

	Materials — (Continued)
363,111	Axalta Coating Systems Ltd. *	$ 10,998,632
128,994	DuPont de Nemours, Inc.	9,257,899
		36,573,793
	Consumer Staples — 6.1%
69,552	Coca-Cola Europacific Partners PLC (United Kingdom)	4,116,783
61,160	Dollar General Corp.	12,871,734
136,234	Philip Morris International, Inc.	13,248,756
		30,237,273
	Communication Services — 5.0%
409,695	Comcast Corp. - Class A	15,531,537
75,533	Electronic Arts, Inc.	9,097,950
		24,629,487
	Real Estate — 2.8%
429,379	VICI Properties, Inc. REIT	14,006,343
	Utilities — 2.0%
122,823	Pinnacle West Capital Corp.	9,732,495
	Total Common Stocks	$479,035,291
	Short-Term Investment Fund — 2.9%
14,518,230	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	14,518,230
	Total Investment Securities—100.0% (Cost $432,384,636)	$493,553,521
	Liabilities in Excess of Other Assets — (0.0%)	(102,301)
	Net Assets — 100.0%	$493,451,220
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$479,035,291	$—	$—	$479,035,291
Short-Term Investment Fund	14,518,230	—	—	14,518,230
Total	$493,553,521	$—	$—	$493,553,521
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.